Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

German American Capital Corporation (the “Company”)

Deutsche Mortgage & Asset Receiving Corporation

Deutsche Bank Securities Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC (together, the “Specified Parties”):

Re: DBGS 2021-W52 Mortgage Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “DBGS 2021-W52_Tape Final.xlsx” provided by the Company on October 15, 2021, containing information on one mortgage loan and one related mortgaged property as of November 9, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by DBGS 2021-W52 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Attachment C.

•	The term “Provided Information” means the Loan Files, Calculation Methodology, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loan and related mortgaged property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loan being securitized, (iii) the compliance of the originator of the mortgage loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage loan or related mortgaged property that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

2

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia

October 15, 2021

3

Attachment A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Primary Type	Appraisal, Engineering Report
Secondary Type	Appraisal, Engineering Report
Properties per Loan	Appraisal, Engineering Report
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, Engineering Report
Year Built	Appraisal, Engineering Report
Latest Renovation	Appraisal, Engineering Report
“As-is” Appr. Value	Appraisal
“As-is” Value Date	Appraisal
Appraisal Firm	Appraisal
FIRREA	Appraisal
Date of Seismic Report	Seismic Report
Seismic Firm	Seismic Report
Located in Seismic Zone (Yes/No)	Seismic Report
PML (%)	Seismic Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Date of Phase I Report	Environmental Report
Environmental Firm	Environmental Report
Material Recognized Environmental Concern (Y/N)	Environmental Report
Phase II Recommended (Yes/No)	Environmental Report
Date of Phase II Report	Environmental Report
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
A-1

Attachment A

Attribute	Source Document(s)
Largest Tenant	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Cut-off Date	Provided by the Company
1st Mortgage Original Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Pooled TMA Original Balance	Provided by the Company
Non-Trust Subordinate Mortgage Original Balance	Provided by the Company
Mezzanine Original Balance	Mezzanine Loan Agreement, Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Pari Passu Original Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
LIBOR Assumption	Provided by the Company
LIBOR Setting	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
LIBOR Reset Frequency	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
LIBOR Rounding	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Pari Passu Floor	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
1st Mortgage LIBOR Floor	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Mezzanine Floor	Mezzanine Loan Agreement, Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Effective LIBOR Pooled TMA	Provided by the Company
Effective LIBOR Pari Passu	Provided by the Company
Effective LIBOR Non-Trust Subordinate Mortgage	Provided by the Company
Effective LIBOR 1st Mortgage	Provided by the Company
Effective LIBOR Mezzanine	Provided by the Company
A-2

Attachment A

Attribute	Source Document(s)
Total Debt Margin	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Mezzanine Margin	Mezzanine Loan Agreement, Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Pooled TMA Margin	Provided by the Company
Non-Trust Subordinate Mortgage Margin	Provided by the Company
Pari Passu Margin	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
1st Mortgage Margin	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
Note Date	Promissory Note
Borr. Legal Name	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Recourse Carve Out Guarantees (Yes/No)	Guaranty of Recourse Obligations
Recourse Guarantee Warm Body (Yes/No)	Guaranty of Recourse Obligations
Recourse Guarantor Name	Guaranty of Recourse Obligations
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty of Recourse Obligations
Related Borrower	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Loan Purpose	Closing Statement, Loan Agreement
Payment Day	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Interest Accrual Begin	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Interest Accrual End	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Rate Type	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Loan Type	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
1st Amortization Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Mezz Amort	Mezzanine Loan Agreement, Loan Agreement, Promissory Note, Mortgage, Deed of Trust
IO Period	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
1st. IO Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
First Pmt Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Maturity Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Exit Fee	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Extension Option	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
A-3

Attachment A

Attribute	Source Document(s)
Extension Fee	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Fully Extended Maturity	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Prepay Description	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Partial Prepay Permitted (Provisions)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Lockout Period	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Penalty Period	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Open Period	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Lockout Exp Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Prepay Penalty Start Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Prepay Penalty End Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Grace Days Default	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Grace Days Late Fee	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Default Rate	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Late Fee	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
SPE	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Non Consol	Opinion of Counsel
Ind. Director	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Partial Release Permitted	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Partial Release Description	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Lien Position	Proforma Title Policy, Title Policy, Escrow Instruction Letter
Fee Simple / Leasehold	Proforma Title Policy, Title Policy, Escrow Instruction Letter
Ground Lease	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Exp.	Proforma Title Policy, Title Policy, Ground Lease
Annual Ground Lease Payment	Proforma Title Policy, Title Policy, Ground Lease
LockBox Type	Cash Management Agreement, Lockbox Agreement, Loan Agreement, Promissory Note
Cash Management	Cash Management Agreement, Lockbox Agreement, Loan Agreement, Promissory Note
Excess Cash Trap Trigger	Cash Management Agreement, Lockbox Agreement, Loan Agreement, Promissory Note
Initial Tax Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Initial Insurance Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
A-4

Attachment A

Attribute	Source Document(s)
Initial Replacement Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Initial TI/LC Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Initial Deferred Maintenance Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Initial Environmental Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Initial Debt Service Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Initial Other Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Initial Other Reserve Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Ongoing Tax Escrow	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Ongoing Insurance Escrow	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Ongoing Required Replacement Reserves	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Ongoing Required TI/LC	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Ongoing Other Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Ongoing Other Reserve Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
UW EGI	Underwritten Cash Flow
UW Expenses	Underwritten Cash Flow
UW Replacement Reserves	Underwritten Cash Flow
UW TILC	Underwritten Cash Flow
Most Recent Financial Statement Date	Underwritten Cash Flow
Most Recent NCF	Underwritten Cash Flow
2nd Most Recent Financial Statement Date	Underwritten Cash Flow
2nd Most Recent NCF	Underwritten Cash Flow
3rd Most Recent Financial Statement Date	Underwritten Cash Flow
3rd Most Recent NCF	Underwritten Cash Flow
Directs Investment (Borrower or Lender)	Loan Agreement/Cash Management Agreement
RE Tax	Loan Agreement
Insurance	Loan Agreement
Replacement Reserves	Loan Agreement
TI/LC	Loan Agreement
Immediate Repairs	Loan Agreement
Other Escrows	Loan Agreement
A-5

Attachment B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Appraised Value / Unit	“As-is” Appr. Value divided by Collateral SF
Largest Tenant % of NSF	Largest Tenant Leased SF divided by Collateral SF
2nd Largest Tenant % of NSF	2nd Largest Tenant Leased SF divided by Collateral SF
3rd Largest Tenant % of NSF	3rd Largest Tenant Leased SF divided by Collateral SF
Total Debt Original Balance	1st Mortgage Original Balance plus Mezzanine Original Balance
Total Debt Current Balance	Equal to the Total Debt Original Balance
1st Mortgage Current Balance	Equal to the 1st Mortgage Original Balance
Pooled TMA Current Balance	Equal to the Pooled TMA Original Balance
Non-Trust Subordinate Mortgage Current Balance	Equal to the Non-Trust Subordinate Mortgage Original Balance
Mezzanine Current Balance	Equal to the Mezzanine Original Balance
Pari Passu Current Balance	Equal to the Pari Passu Original Balance
Total Debt Balloon Balance	Equal to the Total Debt Original Balance
1st Mortgage Balloon Balance	Equal to the 1st Mortgage Original Balance
Pooled TMA Balloon Balance	Equal to the Pooled TMA Original Balance
Non-Trust Subordinate Mortgage Balloon Balance	Equal to the Non-Trust Subordinate Mortgage Original Balance
Mezzanine Balloon Balance	Equal to the Mezzanine Original Balance
Pari Passu Balloon Balance	Equal to the Pari Passu Original Balance
Pooled TMA Balance / Unit	Pooled TMA Current Balance divided by Collateral SF
1st Mortgage Balance / Unit	1st Mortgage Current Balance divided by Collateral SF
Total Debt Balance / Unit	Total Debt Current Balance divided by Collateral SF
Pooled TMA “As Is” Current LTV	Pooled TMA Current Balance divided by the “As-is” Appr. Value
1st Mortgage “As Is” Current LTV	1st Mortgage Current Balance divided by the “As-is” Appr. Value
Total Debt “As Is” Current LTV	Total Debt Current Balance divided by the “As-is” Appr. Value
B-1

Attachment B

Attribute	Calculation Methodology
Pooled TMA “As Is” Maturity LTV	Pooled TMA Balloon Balance divided by the “As-is” Appr. Value
1st Mortgage “As Is” Maturity LTV	1st Mortgage Balloon Balance divided by the “As-is” Appr. Value
Total Debt “As Is” Maturity LTV	Total Debt Balloon Balance divided by the “As-is” Appr. Value
Total Debt Coupon	LIBOR Assumption plus Total Debt Margin
Pooled TMA Coupon	Effective LIBOR Pooled TMA plus Pooled TMA Margin
Non-Trust Subordinate Mortgage Coupon	Effective LIBOR Non-Trust Subordinate Mortgage plus Non-Trust Subordinate Mortgage Margin
Pari Passu Coupon	Effective LIBOR Pari Passu plus Pari Passu Margin
1st Mortgage Coupon	Effective LIBOR 1st Mortgage plus 1st Mortgage Margin
Mezzanine Coupon	Effective LIBOR Mezzanine plus Mezzanine Margin
Pooled TMA Debt Service at LIBOR	Pooled TMA Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Pooled TMA plus Pooled TMA Margin
Non-Trust Subordinate Mortgage Debt Service at LIBOR	Non-Trust Subordinate Mortgage Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Non-Trust Subordinate Mortgage plus Non-Trust Subordinate Mortgage Margin
Pari Passu Debt Service	Pari Passu Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Pari Passu plus Pari Passu Margin
1st Mortgage Debt Service at LIBOR	1st Mortgage Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR 1st Mortgage plus 1st Mortgage Margin
Mezzanine Debt Service at LIBOR	Mezzanine Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Mezzanine plus Mezzanine Margin
Total Debt, Debt Service at LIBOR	Total Debt Original Balance multiplied by 365 over 360 and finally multiplied by LIBOR Assumption plus Total Debt Margin
Pooled TMA Cap Coupon	If Pooled TMA Coupon is greater than 0, equal to LIBOR Cap plus Pooled TMA Margin; otherwise equal to 0.
B-2

Attachment B

Attribute	Calculation Methodology
Non-Trust Subordinate Mortgage Cap Coupon	If Non-Trust Subordinate Mortgage Coupon is greater than 0, equal to LIBOR Cap plus Non-Trust Subordinate Mortgage Margin; otherwise equal to 0.
Pari Passu Cap Coupon	If Pari Passu Coupon is greater than 0, equal to LIBOR Cap plus Pari Passu Margin; otherwise equal to 0.
1st Mortgage Cap Coupon	If 1st Mortgage Coupon is greater than 0, equal to LIBOR Cap plus 1st Mortgage Margin; otherwise equal to 0.
Mezzanine Cap Coupon	If Mezzanine Coupon is greater than 0, equal to LIBOR Cap plus Mezzanine Margin; otherwise equal to 0.
Pooled TMA Debt Service at Cap	Pooled TMA Balloon Balance multiplied by 365 over 360 and finally multiplied by Pooled TMA Cap Coupon
Non-Trust Subordinate Mortgage Debt Service at Cap	Non-Trust Subordinate Mortgage Balloon Balance multiplied by 365 over 360 and finally multiplied by Non-Trust Subordinate Mortgage Cap Coupon
Pari Passu Debt Service at Cap	Pari Passu Balloon Balance multiplied by 365 over 360 and finally multiplied by Pari Passu Cap Coupon
1st Mortgage Debt Service at Cap	1st Mortgage Balloon Balance multiplied by 365 over 360 and finally multiplied by 1st Mortgage Cap Coupon
Total Debt, Debt Service at Cap	Total Debt Balloon Balance multiplied by 365 over 360 and finally multiplied by LIBOR Cap plus Total Debt Margin
Mezzanine Debt Service at Cap	Mezzanine Balloon Balance multiplied by 365 over 360 and finally multiplied by Mezzanine Cap Coupon
Original Term	Number of payments between and including the First Pmt Date and the Maturity Date
Seasoning	Number of payments between and including the First Pmt Date and the Cut-off Date
Remaining Term	Original Term minus Seasoning
Aggregate Extension Options	Number of payments between and including the first extension start date and the Fully Extended Maturity
Original Term Extended	Number of payments between and including the First Pmt Date and the Fully Extended Maturity
Remaining Term Extended	Original Term Extended minus Seasoning
UW NOI	UW EGI minus UW Expenses
B-3

Attachment B

Attribute	Calculation Methodology
UW NCF	UW NOI minus UW Replacement Reserves
Total Debt UW NCF DSCR at LIBOR	UW NCF divided by Total Debt, Debt Service at LIBOR
Total Debt UW NCF DSCR at Cap	UW NCF divided by Total Debt, Debt Service at Cap
1st Mortgage UW NCF DSCR at LIBOR	UW NCF divided by 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NOI DSCR at LIBOR	UW NOI divided by 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NCF DSCR at Cap	UW NCF divided by 1st Mortgage Debt Service at Cap
1st Mortgage UW NOI DSCR at Cap	UW NOI divided by 1st Mortgage Debt Service at Cap
Pooled TMA UW NCF DSCR at LIBOR	UW NCF divided by Pooled TMA Debt Service at LIBOR
Pooled TMA UW NOI DSCR at LIBOR	UW NOI divided by Pooled TMA Debt Service at LIBOR
Pooled TMA UW NCF DSCR at Cap	UW NCF divided by Pooled TMA Debt Service at Cap
Pooled TMA UW NOI DSCR at Cap	UW NOI divided by Pooled TMA Debt Service at Cap
Total Debt UW NOI Debt Yield	UW NOI divided by Total Debt Original Balance
Total Debt UW NCF Debt Yield	UW NCF divided by Total Debt Original Balance
1st Mortgage UW NOI Debt Yield	UW NOI divided by 1st Mortgage Original Balance
1st Mortgage UW NCF Debt Yield	UW NCF divided by 1st Mortgage Original Balance
Pooled TMA UW NOI Debt Yield	UW NOI divided by Pooled TMA Original Balance
Pooled TMA UW NCF Debt Yield	UW NCF divided by Pooled TMA Original Balance
B-4

Attachment C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not to perform any procedure.

C-1